UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2012

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2012 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK
France — 12.8%
Air Liquide SA	169,215	$19,346
AXA SA	1,275,638	17,054
BNP Paribas	405,723	15,642
Gemalto NV	204,513	14,689
Legrand SA1	875,630	29,719
Sanofi-Aventis SA	572,460	43,336
Technip SA	282,567	29,448
Total SA	567,463	25,541

		194,775

Germany — 12.6%
BASF SE	93,809	6,523
Bayer AG	308,869	22,257
Deutsche Boerse AG	355,671	19,189
Deutsche Post AG	1,631,260	28,863
Linde AG	247,614	38,564
Muenchener Rueckversicherungs AG	152,243	21,482
SAP AG	378,810	22,431
Siemens AG	403,416	33,898

		193,207

Hong Kong — 2.8%
China Merchants Holdings International Co. Ltd.	1,382,000	4,228
CNOOC Ltd.	8,091,000	16,312
Yue Yuen Industrial Holdings Ltd.	6,950,533	21,853

		42,393

Ireland — 1.9%
Ryanair Holdings PLC ADR[2]	583,900	17,751
Smurfit Kappa Group PLC	1,642,907	11,020

		28,771

Italy — 1.0%
Snam Rete Gas SpA	3,365,020	15,076

Japan — 15.2%
Honda Motor Co. Ltd.	945,700	33,001
JGC Corp.	1,408,000	40,820
KDDI Corp.	4,656	30,035
Sankyo Co. Ltd.	218,600	10,668
Shin-Etsu Chemical Co. Ltd.	290,400	15,992
SMC Corp.	69,000	11,963
Sony Financial Holdings Inc.	2,104,100	34,342
Tokyo Electron Ltd.	323,000	15,147

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2012 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
Japan — (continued)
Toyota Motor Corp.	986,500	$39,817

		231,785

Netherlands — 6.7%
Akzo Nobel NV	817,394	38,470
PostNL NV	4,067,301	16,804
Reed Elsevier NV	4,126,828	47,081

		102,355

Singapore — 3.2%
SembCorp Industries Ltd.	1,686,000	6,901
SembCorp Marine Ltd.	5,838,000	22,285
Singapore Airlines Ltd.	2,451,000	20,211

		49,397

South Korea — 4.0%
Hyundai Heavy Industries Co. Ltd.	70,251	16,030
KT&G Corp.	642,045	45,518

		61,548

Spain — 4.2%
Banco Santander SA	1,735,829	11,483
Enagas SA	1,268,987	23,154
Red Electrica Corp. SA	181,542	7,923
Tecnicas Reunidas SA	504,384	21,092

		63,652

Sweden — 1.4%
Skandinaviska Enskilda Banken AB, Class A	3,368,514	21,877

Switzerland — 9.7%
Givaudan SA	32,389	31,789
Novartis AG	756,397	42,291
Roche Holding AG	167,321	28,902
UBS AG	1,690,647	19,784
Zurich Insurance Group AG	108,800	24,602

		147,368

United Kingdom — 21.2%
Aviva PLC	4,577,916	19,602
Balfour Beatty PLC	5,403,015	25,264
Barclays PLC	5,910,124	15,102
BP PLC	2,341,532	15,637
British American Tobacco PLC	997,834	50,730
Eurasian Natural Resources Corp. PLC	1,513,786	9,880
HSBC Holdings PLC	3,232,521	28,598
Michael Page International PLC	2,140,003	12,542
Petrofac Ltd.	876,614	19,134

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2012 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
United Kingdom — (continued)
Rexam PLC	3,439,784	$22,702
Rio Tinto PLC	386,702	18,377
Rolls-Royce Group PLC	2,240,733	30,200
TESCO PLC	6,937,508	33,715
Vodafone Group PLC	8,199,265	23,046

		324,529

Total Common Stock
(Cost $1,522,590) — 96.7%		1,476,733

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.083%**	35,831,211	35,831

Total Short-Term Investment
(Cost $35,831) — 2.3%		35,831

Total Investments — 99.0%
(Cost $1,558,421)‡		1,512,564

Other Assets in Excess of Liabilities — 1.0%		15,837

Net Assets — 100.0%		$1,528,401

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2012.
1	Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.
2	Non-income producing security.
‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $1,558,421 ($ Thousands) and the unrealized appreciation and depreciation were $141,792 and ($187,649) ($ Thousands), respectively.

The Fund has the following foreign currency contracts outstanding at June 30, 2012:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
Bank of New York Mellon	7/26/12	EUR	27,714	USD	36,626	$1,547

ADR	American Depositary Receipt
EUR	Euro
USD	US Dollar

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2^	Level 3	Total
Common Stock
France	$—	$194,775	$—	$194,775
Germany	—	193,207	—	193,207
Hong Kong	—	42,393	—	42,393
Ireland	17,751	11,020	—	28,771
Italy	—	15,076	—	15,076
Japan	—	231,785	—	231,785
Netherlands	—	102,355	—	102,355
Singapore	—	49,397	—	49,397
South Korea	45,518	16,030	—	61,548
Spain	—	63,652	—	63,652
Sweden	—	21,877	—	21,877
Switzerland	—	147,368	—	147,368
United Kingdom	—	324,529	—	324,529

Total Common Stock	63,269	1,413,464	—	1,476,733
Short-Term Investment	35,831	—	—	35,831
United States

Total Short-Term Investment	35,831	—	—	35,831

Total Investments in Securities	$99,100	$1,413,464	$—	$1,512,564

Other Financial Instruments – Assets	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$1,547	$—	$1,547

Total Other Financial Instruments – Assets	$—	$1,547	$—	$1,547

^	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-1600

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 24, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer

Date: August 24, 2012